Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	$ 119.3	₨ 9,805.9	₨ 8,152.1
Taxes recoverable, statutory deposits and dues from government	667.8	54,864.8	40,312.8
Prepaid expenses	274.6	22,567.8	20,292.9
Employee benefits	0.1	9.0
Others	105.0	8,630.1	6,907.9
Total	$ 1,166.8	₨ 95,877.6	₨ 75,665.7